UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08390
Cash Management Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

Cash Management Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper – 77.7%

Principal Amount (000’s omitted)	Security	Value

Automotive — 2.1%
3,400	Toyota Motor Credit Co., 2.77%, 4/21/05	$3,394,768
		$3,394,768

Banking and Finance — 35.5%
4,302	American General Finance Corp., 2.76%, 4/7/05	4,300,021
3,000	Barton Capital Corp., 2.77%, 4/8/05 (1)	2,998,384
1,700	CAFCO, LLC, 2.62%, 4/7/05 (1)	1,699,258
3,000	CAFCO, LLC, 2.77%, 4/25/05 (1)	2,994,460
5,000	ChevronTexaco Funding Corp., 2.74%, 4/5/05	4,998,478
4,498	CIESCO, LLC, 2.76%, 4/4/05 (1)	4,496,965
1,700	CRC Funding, LLC, 2.77%, 4/25/05 (1)	1,696,861
1,500	CRC Funding, LLC, 2.80%, 4/13/05 (1)	1,498,600
3,000	CXC, LLC, 2.78%, 4/28/05 (1)	2,993,745
4,500	HSBC Finance Corp., 2.68%, 5/3/05	4,489,280
4,490	Kittyhawk Funding, 2.79%, 4/25/05 (1)	4,481,649
1,600	National Rural Utilities, 2.78%, 5/3/05	1,596,046
3,000	Old Line Funding Corp., 2.79%, 4/20/05 (1)	2,995,582
3,109	Ranger Funding Co., LLC, 2.78%, 4/15/05 (1)	3,105,639
7,000	Societe Generale N.A., 2.67%, 5/11/05	6,979,233
3,000	USAA Capital Corp., 2.73%, 4/1/05	3,000,000
3,100	Yorktown Capital, LLC, 2.78%, 4/12/05 (1)	3,097,367
		$57,421,568

Credit Unions — 2.7%
1,950	Mid-States Corp. Federal Credit Union, 2.74%, 4/14/05	1,948,071
2,500	Mid-States Corp. Federal Credit Union, 2.78%, 4/25/05	2,495,367
		$4,443,438

Electrical and Electronic Equipment — 4.0%
6,500	General Electric Capital Corp., 2.91%, 5/23/05	6,472,678
		$6,472,678

Food and Beverages — 7.6%
1,865	Anheuser Busch Cos., 2.74%, 4/1/05 (1)	$1,865,000
3,000	Coca-Cola Company (The), 2.53%, 4/4/05	2,999,367
4,500	Nestle Capital Corp., 2.70%, 4/6/05 (1)	4,498,313
3,000	Unilever Capital Corp., 2.76%, 4/18/05 (1)	2,996,090
		$12,358,770

Household Products — 3.0%
4,800	Procter & Gamble Co., 2.66%, 5/2/05 (1)	4,789,006
		$4,789,006

Insurance — 10.7%
1,381	Metlife Funding, Inc., 2.66%, 5/2/05	1,377,837
3,200	Metlife Funding, Inc., 2.67%, 5/2/05	3,192,642
3,078	New York Life Capital Corp., 2.62%, 4/4/05 (1)	3,077,328
3,700	New York Life Capital Corp., 2.76%, 4/8/05 (1)	3,698,014
6,000	Prudential Funding, LLC, 2.77%, 4/5/05	5,998,153
		$17,343,974

Office Automation and Equipment — 4.3%
7,039	Pitney Bowes, Inc., 2.72%, 4/6/05 (1)	7,036,341
		$7,036,341

Oil — 1.9%
3,000	Cortez Capital Corp., 2.73%, 4/11/05 (1)	2,997,725
		$2,997,725

Pharmaceuticals — 5.9%
4,800	Novartis Finance Corp., 2.78%, 4/4/05 (1)	4,798,888
4,700	Pfizer, Inc., 2.58%, 4/8/05 (1)	4,697,642
		$9,496,530

Total Commercial Paper (amortized cost $125,754,798)		$125,754,798

U.S. Government Agency Obligations — 21.1%

Principal Amount (000’s omitted)	Security	Value
749	FHLB Discount Notes, 2.70%, 4/8/05	748,607
1,000	FHLB Discount Notes, 2.77%, 5/11/05	996,922
2,900	FHLMC Discount Notes, 2.52%, 4/5/05	2,899,188
3,952	FHLMC Discount Notes, 2.665%, 4/5/05	3,950,830
5,000	FHLMC Discount Notes, 2.74%, 5/2/05	4,988,203

1,115	FHLMC Discount Notes, 2.85%, 5/25/05	$1,110,233
2,329	FNMA Discount Notes, 2.51%, 4/6/05	2,328,188
4,800	FNMA Discount Notes, 2.70%, 4/15/05	4,794,960
5,000	FNMA Discount Notes, 2.63%, 5/4/05	4,987,946
5,000	FNMA Discount Notes, 2.81%, 5/18/05	4,981,657
2,475	FNMA Discount Notes, 2.81%, 7/27/05	2,452,397

Total U.S. Government Agency Obligations (amortized cost, $34,239,131)		$34,239,131

Short-Term Investments — 1.2%

Principal Amount (000’s omitted)	Security	Value
2,000	Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	2,000,000

Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

Total Investments — 100.0% (amortized cost $161,993,929) (2)		$161,993,929

Other Assets, Less Liabilities — (0.0)%		$(27,464)
Net Assets— 100.0%		$161,966,465

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Cost for federal income taxes is the same.

The Portfolio did not have any open financial instruments at March 31, 2005.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President and Principal Executive Officer

Date:	May 24 , 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President and Principal Executive Officer

Date:	May 24 , 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	May 24 , 2005